CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Cash flows from operating activities:
Net income/(loss)	$ (18)	$ (429)	$ 521	5,298	(1,501)	39,390
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation of property, plant and equipment	108	130	182	2,956	3,017	2,694
Amortisation of intangible asset				395	164	134
Amortisation of land use right				141	177	148
(Gain)/loss on disposal of property, plant and equipment	1	22	(328)	(40)	4,186	107
Non-controlling interest in profits/(loss) of subsidiaries	113	309	(531)
Equity in profit of affiliates	(325)	(9)	(1,131)
(Gain)/loss on disposal of intangible asset				(23)	92
Deferred tax assets	26	25	(18)	(446)	784	(993)
Decrease/(increase) in current assets:
Accounts receivable, net	(993)	655	(70)	79,243	(38,607)	(92,916)
Amounts due from owners					2	212
Prepayments and other current assets	(436)	925	(150)	(52,792)	(27,508)	(37,458)
Inventories	159	(70)	737	(5,822)	(542)	(6,502)
Income tax recoverable
Increase/(decrease) in current liabilities:
Accounts payable	(598)	838	(271)	(76,615)	43,737	89,956
Amount due to owner				9		(1,600)
Other payables and accrued expenses	(299)	327	(671)	48,898	(2,501)	(435)
Other taxes payable				6,040	(11,579)	8,225
Income tax payable				(5,175)	(1,203)	6,405
Taxation payable	(293)	71	(185)
Net cash provided/(used in) by operating activities	(2,555)	2,794	(1,915)	2,067	(31,282)	7,367
Cash flows from investing activities:
Purchase of intangible asset				(39)	(126)	(2,985)
Purchase of property, plant and equipment	(51)	(41)	(63)	(1,983)	(3,358)	(2,690)
Sales proceeds from intangible assets				110
Sales proceeds from property, plant and equipment	1	2	491	69
Purchase of non-controlling interest of subsidiaries			(238)
Dividend received from affiliates	246		779
Investments in affiliates			(435)
Restricted cash for issuance of bank guarantees	274	(593)	563
Dividend paid to non-controlling interest	(134)
Net cash (used in)/provided by investing activities	336	(632)	1,097	(1,843)	(3,484)	(5,675)
Cash flows from financing activities:
Repayment of bank borrowings				(88,100)	(41,000)	(20,500)
Advance of bank borrowings				92,790	60,000	51,000
Capital injection						6,000
Dividend paid to owners				(6,120)		(12,785)
Issuance of ordinary shares on exercise of options
Purchase of treasury stock		(33)	(94)
Net cash used in financing activities		(33)	(94)	(1,430)	19,000	23,715
Effect of exchange rate changes on cash and cash equivalents	157		121
Net decrease in cash and cash equivalents	(2,062)	2,129	(791)	(1,206)	(15,766)	25,407
Cash and cash equivalents, beginning of year	7,468	5,339	6,130	22,668	38,434	5,406
Cash and cash equivalents, end of year	5,406	7,468	5,339	21,462	22,668	38,434
Supplementary information
Interest received	45	46	60	194	149	124
Interest paid				4,695	3,920	1,802
Income taxes paid	340	8	176	396	6,348	3,229
Income tax refund